STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASE OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH ENDING FEBRUARY 29, 2000

           The BlackRock North American Government Income Trust Inc.

----------------------------------------------------------------------------------------------------------------
                                                                         Approximate Asset
                                                                              Value or
                                          Number of                       approximate asset       Name of Seller
Date of each       Identification of        Shares                        coverage per share      or of Seller's
Transaction          Security             Purchased    Price per Share   at time of purchase          Broker
----------------------------------------------------------------------------------------------------------------
 2/15/00               BNA                  82,000         9.9375               11.37              PaineWebber
 2/14/00               BNA                  99,900         9.8901               11.37              PaineWebber
 2/10/00               BNA                  79,700         9.8599               11.37              PaineWebber
  2/9/00               BNA                  24,000         9.7698               11.46              PaineWebber
  2/8/00               BNA                   5,500         9.7500               11.46              PaineWebber
  2/4/00               BNA                 145,700         9.7798               11.46              PaineWebber
  2/3/00               BNA                   6,400         9.6250               11.46              PaineWebber
  2/1/00               BNA                  13,500         9.5926               11.30              Prudential



REMARKS: None

The BlackRock North American
Government Income Trust Inc.
----------------------------------------------------------
                 Name of Registrant

By /s/  Henry Gabbay
----------------------------------------------------------
Henry Gabbay
                      (Name)
Treasurer
----------------------------------------------------------
                      (Title)


Date of Statement March 3, 2000
                  -------------